T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
May 31, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.3%
MARYLAND 98.9%
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/20	2,110	2,144
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/21	1,000	1,065
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester and Farmington, 5.00%, 7/1/21	325	342
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/20	2,080	2,117
Baltimore City, Convention Center Hotel, 5.00%, 9/1/20	1,000	940
Baltimore City, Convention Center Hotel, 5.00%, 9/1/21	1,000	910
Baltimore City, Convention Center Hotel, 5.00%, 9/1/22	900	798
Baltimore City, Convention Center Hotel, 5.00%, 9/1/23	1,550	1,380
Baltimore City, Harbor Point, 2.60%, 6/1/21 (1)	130	129
Baltimore City, Harbor Point, 2.65%, 6/1/22 (1)	100	98
Baltimore City, Harbor Point, 2.70%, 6/1/23 (1)	100	97
Baltimore City, Harbor Point, 2.75%, 6/1/24 (1)	190	183
Baltimore City, Harbor Point, 2.80%, 6/1/25 (1)	125	119
Baltimore City, Harbor Point, 2.85%, 6/1/26 (1)	135	128
Baltimore City, Special Obligation Consolidated Tax Increment
Financing, 5.00%, 6/15/20	475	476
Baltimore City, Wastewater, Series D, 5.00%, 7/1/23	1,000	1,139
Baltimore County, 2019 Crossover, GO, 5.00%, 11/1/21	2,800	2,991
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 8/1/22	940	1,037
Baltimore County, Oak Crest Village, 5.00%, 1/1/21	1,400	1,420
Baltimore County, Oak Crest Village, 5.00%, 1/1/23	500	528
Baltimore County, Riderwood Village, 4.00%, 1/1/23	815	850
Baltimore County, Riderwood Village, 4.00%, 1/1/24	1,045	1,106
Cecil County, Consolidated Public Improvement, GO, 4.00%,
2/1/21	1,000	1,026

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Cecil County, Consolidated Public Improvement, GO, 5.00%,
8/1/22	2,185	2,409
Charles County, Consolidated Public Improvement, GO, 5.00%,
10/1/21	1,035	1,102
Charles County, Consolidated Public Improvement, GO, 5.00%,
10/1/22	1,000	1,112
Frederick County, Public Fac. , Series A, GO, 5.00%, 8/1/22	1,250	1,380
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27	2,515	2,635
Harford County, Series B, GO, 5.00%, 2/1/21	1,345	1,388
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 2/15/21	1,000	1,034
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 2/15/22	1,000	1,082
Howard County, Consolidated Public Improvement, Series B,
GO, 5.00%, 2/15/23	1,000	1,129
Howard County, Special Obligation, Annapolis Junction Town
Center, 4.80%, 2/15/24	290	280
Maryland, Series A, GO, 5.00%, 3/1/22	3,225	3,497
Maryland, State & Local Fac. , Series 2013-1A, GO, 4.00%,
3/1/26	2,500	2,572
Maryland, State & Local Fac. , Series A, GO, 5.00%, 8/1/21	2,000	2,113
Maryland CDA, Series C, 1.55%, 7/1/21	1,445	1,454
Maryland CDA, Series C, 5.00%, 9/1/27	300	379
Maryland DOT, 4.00%, 6/1/25	2,045	2,189
Maryland DOT, 5.00%, 12/15/20	675	693
Maryland DOT, 5.00%, 9/1/21	1,755	1,861
Maryland DOT, 5.00%, 10/1/21	2,800	2,980
Maryland DOT, 5.00%, 2/1/22	940	1,016
Maryland DOT, 5.00%, 10/1/22	2,000	2,222
Maryland DOT, 5.00%, 2/15/25 (Prerefunded 2/15/21) (2)	1,515	1,566
Maryland DOT, COP, 5.00%, 6/15/24 (3)	750	877
Maryland Economic Dev. , Bowie State Univ. , 4.00%, 7/1/23	160	166
Maryland Economic Dev. , Bowie State Univ. , 4.00%, 7/1/24	180	188

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Bowie State Univ. , 4.00%, 7/1/25	300	315
Maryland Economic Dev. , Bowie State Univ. , 4.00%, 7/1/26	350	368
Maryland Economic Dev. , Bowie State Univ. , 4.00%, 7/1/27	250	263
Maryland Economic Dev. , Morgan State Univ. Student Housing,
4.00%, 7/1/20	550	551
Maryland Economic Dev. , Morgan State Univ. Student Housing,
4.00%, 7/1/21	550	562
Maryland Economic Dev. , Public Health Laboratory, 4.00%,
6/1/23	250	259
Maryland Economic Dev. , Public Health Laboratory, 5.00%,
6/1/26	1,850	1,938
Maryland Economic Dev. , Purple Line Light Rail, Series A,
5.00%, 3/31/24 (3)	6,135	6,099
Maryland Economic Dev. , Purple Line Light Rail, Series B,
5.00%, 9/30/26 (3)	1,310	1,298
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 9/30/26 (3)	100	99
Maryland Economic Dev. , Salisbury Univ. , 5.00%, 6/1/27	425	444
Maryland Economic Dev. , Towson Univ. , 4.00%, 7/1/20	250	250
Maryland Economic Dev. , Towson Univ. , 4.00%, 7/1/21	250	256
Maryland Economic Dev. , Towson Univ. , 4.00%, 7/1/22	350	363
Maryland Economic Dev. , Towson Univ. , 4.00%, 7/1/23	325	342
Maryland Economic Dev. , Transportation Fac. , Series A,
5.125%, 6/1/20 (4)	135	135
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/21	500	510
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/22	535	556
Maryland Economic Dev. , Transportation Fac. , Series A, 5.75%,
6/1/35 (Prerefunded 6/1/20) (2)	1,750	1,750
Maryland Economic Dev. , Univ. of Maryland Baltimore Student
Housing, 4.00%, 7/1/20 (5)	500	501
Maryland Economic Dev. , Univ. of Maryland Baltimore Student
Housing, 4.00%, 7/1/21 (5)	500	515
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (5)	1,000	1,131

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Univ. of Maryland College Park
Student Housing, 4.00%, 6/1/20 (5)	650	650
Maryland Economic Dev. , Univ. of Maryland College Park
Student Housing, 4.00%, 6/1/21 (5)	1,150	1,182
Maryland Economic Dev. , Univ. of Maryland College Park
Student Housing, 4.00%, 6/1/22 (5)	1,075	1,131
Maryland Economic Dev. , Univ. of Maryland Student Housing,
4.00%, 7/1/22	600	615
Maryland HHEFA, Adventist Healthcare, Series A, 5.00%,
1/1/21	1,020	1,039
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/20	2,355	2,362
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/21	2,000	2,079
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/22	1,125	1,188
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/23	1,475	1,590
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/23	285	307
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/23	805	846
Maryland HHEFA, Charlestown Community, 6.125%, 1/1/30
(Prerefunded 1/1/21) (2)	1,250	1,291
Maryland HHEFA, Doctors Community Hosp. , 5.30%, 7/1/25
(Prerefunded 7/1/20) (2)	15	15
Maryland HHEFA, Doctors Community Hosp., Unrefunded
Balance, 5.30%, 7/1/25 (Prerefunded 7/1/20) (2)	5	5
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 4.00%,
1/1/23	695	703
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 5.00%,
1/1/25	310	328
Maryland HHEFA, Frederick Memorial Hosp. , Series A, 5.00%,
7/1/23	385	415
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/23	100	107
Maryland HHEFA, Greater Baltimore Medical Center, 5.00%,
7/1/21	1,995	2,099
Maryland HHEFA, Greater Baltimore Medical Center, 5.25%,
7/1/24 (Prerefunded 7/1/21) (2)	35	37
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
5.00%, 7/1/23	490	528
Maryland HHEFA, Greater Baltimore Medical Center,
Unrefunded Balance, Series C, 5.25%, 7/1/24	190	198

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Johns Hopkins Health, Series B, 5.00%,
7/1/22	1,500	1,640
Maryland HHEFA, Lifebridge Health, 5.25%, 7/1/24
(Prerefunded 7/1/21) (2)	520	548
Maryland HHEFA, Lifebridge Health, 6.00%, 7/1/22
(Prerefunded 7/1/21) (2)	100	106
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/21	500	522
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/22	1,635	1,756
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/23	650	716
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/20	260	260
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/21	225	233
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/22	280	299
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/23	295	323
Maryland HHEFA, Maryland Institute College of Art, Series
2012, 5.00%, 6/1/23	280	299
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 4.00%, 6/1/20	105	105
Maryland HHEFA, MedStar Health, 5.00%, 8/15/20	1,000	1,009
Maryland HHEFA, MedStar Health, 5.00%, 8/15/24	130	149
Maryland HHEFA, MedStar Health, Series 2011, 5.00%, 8/15/21	2,000	2,100
Maryland HHEFA, MedStar Health, Series 2015, 5.00%, 8/15/21	3,100	3,255
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/23	2,000	2,235
Maryland HHEFA, Mercy Medical Center, 4.50%, 7/1/27	300	317
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/24	180	194
Maryland HHEFA, Meritus Medical Center, 4.00%, 7/1/20	500	501
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/21	690	719
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/22	200	216
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/20	250	251
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
7.00%, 7/1/22 (4)(6)	2,440	2,670

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/21 (4)	3,250	3,416
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/22 (4)	525	576
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/23 (4)	1,000	1,141
Maryland Ind. Dev. Fin. Auth., McDonogh School, 5.00%,
9/1/24	200	238
Maryland Ind. Dev. Fin. Auth. , McDonogh School, Series A,
3.25%, 9/1/20	250	252
Maryland National Capital Park & Planning Commission, Park
Acquisition & Development Project, Series PGC-A, GO, 5.00%,
11/1/22	895	999
Maryland Stadium Auth. , Baltimore City Public Schools, 5.00%,
5/1/21	1,400	1,455
Maryland Stadium Auth. , Football Stadium, Series A, 4.00%,
3/1/21	725	745
Maryland Stadium Auth. , Football Stadium, Series A, 5.00%,
3/1/22	675	731
Maryland Stadium Auth. , Football Stadium, Series A, 5.00%,
3/1/23	750	846
Maryland Transportation Auth. , 4.00%, 7/1/24	1,010	1,084
Maryland Transportation Auth. , BWI Parking, 5.00%, 3/1/23 (3)	2,720	2,875
Montgomery County, Series B, GO, 5.00%, 11/1/21	1,000	1,068
Montgomery County, Series E, GO, VRDN, 0.05%, 11/1/37	900	900
Montgomery County, Department of Liquor Control, Series A,
5.00%, 4/1/21	1,075	1,118
Montgomery County, MetroRail Garage Project, 5.00%, 6/1/21	1,250	1,310
Montgomery County, Public Improvement, Series A, GO, 3.00%,
11/1/25	2,000	2,157
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/22	1,110	1,199
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/23	320	351
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/24	600	658
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 3/1/22	500	542
Prince George's County, Consolidated Public Improvement,
Series C, GO, 5.00%, 8/1/23	1,000	1,150
Rockville, Ingleside at King Farm Project, Series A-1, 5.00%,
11/1/21	790	799

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Rockville, Ingleside at King Farm Project, Series A-1, 5.00%,
11/1/22	300	306
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%,
11/1/27	450	412
Rockville, Ingleside at King Farm Project, Series A-2, 4.00%,
11/1/20	250	250
Rockville, Ingleside at King Farm Project, Series A-2, 4.00%,
11/1/21	100	100
Rockville, Ingleside at King Farm Project, Series C-2, 3.00%,
11/1/25	55	51
Univ. System of Maryland, Series A, 5.00%, 4/1/24	1,110	1,301
Univ. System of Maryland, Series D, 4.00%, 10/1/23	2,000	2,173
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 5.00%, 6/1/20	950	950
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 5.00%, 6/1/21	1,765	1,851
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 5.00%, 6/1/22	2,000	2,193
		151,187

DISTRICT OF COLUMBIA 0.3%
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/20	525	527
		527

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
TEXAS 0.1%
Gulf Coast IDA, Exxon Mobil Project, IDRB, VRDN, 0.06%,
11/1/41	100	100
		100
Total Investments in Securities 99.3%
(Cost $151,423)		$151,814
Other Assets Less Liabilities 0.7%		1,128
Net Assets 100.0%		$152,942

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $754 and represents 0.5% of net assets.
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	Interest subject to alternative minimum tax
(4)	Escrowed to maturity
(5)	Insured by Assured Guaranty Municipal Corporation
(6)	Insured by National Public Finance Guarantee Corporation
CDA	Community Development Administration/Authority
COP	Certificate of Participation
DOT	Department of Transportation
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On May 31, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.